Segment Information - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Segments Wholesalers	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of operating segments [line items]
Number of reportable operating segments | Segments	4
Description of factors used to identify entity's reportable segments	Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the Corporate Executive Team (CET). GSK reports results under four segments Pharmaceuticals; Pharmaceuticals R&D; Vaccines and Consumer Healthcare, and individual members of the CET are responsible for each segment.
Turnover	£ 30,186	£ 27,889	£ 23,923
Total impairment	1,069	289	587
Shionogi-ViiV Healthcare [member]
Disclosure of operating segments [line items]
Contingent consideration liability	5,542	5,304
Pfizer put option	1,304	1,319
Consumer Healthcare [member]
Disclosure of operating segments [line items]
Turnover	7,750	7,193	6,038
Put option liability	8,606	7,420
Other Reconciling Items between Segment Profit and Operating Profit [member]
Disclosure of operating segments [line items]
Total impairment	995	68	385
Other Reconciling Items between Segment Profit and Operating Profit [member] | Withdrawal of tanzeum [member]
Disclosure of operating segments [line items]
Total impairment	£ 229
US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Number of wholesalers | Wholesalers	3
Wholesalers 1 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	£ 2,449	2,139	1,574
Wholesalers 2 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	3,043	2,691	2,471
Wholesalers 3 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	£ 2,356	£ 2,129	£ 1,602